LEASE - Lease liabilities Rollforward (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Lease Liabilities
Beginning balance	R$ 5,191,760	R$ 3,984,070	R$ 3,984,070
Additions	479,673		1,092,768
Write-offs	(5,982)		(148,638)
Payments	(475,483)		(824,245)
Accrual of financial charges	273,800		486,286
Exchange rate variation	(96,774)		601,519
Ending balance	5,366,994		5,191,760
Current	593,691		620,177
Non-current	4,773,303		R$ 4,571,583
Leased Land
Lease Liabilities
Capitalized interest	R$ 61,260	R$ 37,040